UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President

BB&T Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule of Investments is attached herewith.

BB&T Equity Index Fund

Schedule of Investments

March 31, 2010

(Unaudited)

Fair Value
Mutual Funds (100.20%)
S&P 500 Stock Master Portfolio	$29,321,619

TOTAL INVESTMENTS—100.20%	$29,321,619

Percentages based on net assets of $29,264,170.

See accompanying notes to the Schedule of Investments.

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements

March 31, 2010

(Unaudited)

1. Organization:

The BB&T Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds (the “Trust”), a Massachusetts business trust organized in 1992. The Fund invests all of its investable assets in the S&P 500 Stock Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the 1940 Act, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. BlackRock Fund Advisors (formerly known as Barclays Global Fund Advisors) serves as investment advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 1.33% in the net assets of the Master Portfolio at March 31, 2010.

The Fund is authorized to issue an unlimited number of shares. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Institutional Class Shares. Class A Shares of the Fund have a maximum sales charge of 5.75% as a percentage of the original purchase price. Purchases of $1 million or more in Class A Shares will not be subject to a front-end sales charge, but will be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% of the purchase price if the shares are redeemed within two years after purchase. The CDSC is based on the lower of the cost for the shares or their net asset value at the time of redemption. In addition, a CDSC of up to 1.00% of the purchase price of Class A Shares will be charged to the following shareholders who received a sales charge waiver, and then redeem their shares within two years after purchase: (i) employees of BB&T Funds, BB&T Corporation and its affiliates, (ii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares, and (iii) shareholders who purchased shares online at www.bbtfunds.com. The CDSC is based on the lower of the cost for the shares or their net asset value at the time of redemption. The Class B Shares of the Fund are offered without any front-end sales charge but will be subject to a CDSC ranging from a maximum of 5.00% if redeemed less than one year after purchase to 0.00% if redeemed more than six years after purchase. Class C Shares of the Fund are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. Institutional Class Shares commenced operations on May 1, 2007. Institutional Class Shares of the Fund are offered without any front-end sales charge and without any CDSC.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with their vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

(A) Security Valuation — The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Continue

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements

March 31, 2010

(Unaudited)

(B) Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Fund’s investments as of March 31, 2010 is as follows:

	Level 1 — Quoted Inputs	Level 2 — Other Significant Observable Inputs	Level 3 — Other Significant Unobservable Inputs	Total Fair Value
Investment in S&P 500 Stock Mater Portfolio	$29,321,619	$—	$—	$29,321,619

(C) Securities Transactions and Income Recognition — The Fund records daily its proportionate interest in the net investment income and realized/unrealized capital gains and losses of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio.

3. Federal Income Taxes:

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2009, the Fund had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Continue

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements

March 31, 2010

(Unaudited)

Amount	Expires
3,648,463	2010
715,833	2011
175,416	2012
519,736	2013
612,669	2014
3,549,980	2016
1,338,848	2017

$10,560,945

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year tax purposes. The Fund had $459,669 of deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2010.

Continue

Schedules of Investments March 31, 2010 (Unaudited)	S&P 500 Stock Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 10.9%
Auto Components — 0.2%
The Goodyear Tire & Rubber Co. (a)	48,605	$614,367
Johnson Controls, Inc. (b)	135,471	4,469,188

		5,083,555

Automobiles — 0.5%
Ford Motor Co. (a)	679,797	8,545,048
Harley-Davidson, Inc. (b)	47,092	1,321,873

		9,866,921

Distributors — 0.1%
Genuine Parts Co. (b)	32,247	1,362,113

Diversified Consumer Services — 0.2%
Apollo Group, Inc. Class A (a)	25,934	1,589,495
DeVry, Inc. (b)	12,640	824,128
H&R Block, Inc.	67,406	1,199,827

		3,613,450

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	87,868	3,416,308
Darden Restaurants, Inc. (b)	28,429	1,266,227
International Game Technology (b)	59,686	1,101,207
Marriott International, Inc. Class A (b)	51,197	1,613,729
McDonald’s Corp.	217,414	14,505,862
Starbucks Corp. (a)(b)	150,448	3,651,373
Starwood Hotels & Resorts Worldwide, Inc. (b)	37,947	1,769,848
Wyndham Worldwide Corp. (b)	35,864	922,781
Wynn Resorts, Ltd.	13,971	1,059,421
Yum! Brands, Inc. (b)	94,775	3,632,726

		32,939,482

Household Durables — 0.4%
D.R. Horton, Inc.	55,394	697,964
Fortune Brands, Inc. (b)	30,572	1,483,048
Harman International Industries, Inc. (a)(b)	13,923	651,318
Leggett & Platt, Inc. (b)	30,358	656,947
Lennar Corp. Class A	32,497	559,273
Newell Rubbermaid, Inc. (b)	55,733	847,142
Pulte Homes, Inc. (a)	63,550	714,937
Stanley Black & Decker, Inc.	32,268	1,852,506
Whirlpool Corp.	15,039	1,312,153

		8,775,288

Internet & Catalog Retail — 0.6%
Amazon.com, Inc. (a)	69,082	9,376,500
Expedia, Inc. (b)	42,439	1,059,277
priceline.com, Inc. (a)	9,181	2,341,155

		12,776,932

Leisure Equipment & Products — 0.1%
Eastman Kodak Co. (a)(b)	53,284	308,514
Hasbro, Inc.	24,999	956,962
Mattel, Inc. (b)	73,182	1,664,159

		2,929,635

Media — 2.9%
CBS Corp. Class B (b)	136,762	1,906,462
Comcast Corp. Class A (b)	573,512	10,793,496
DIRECTV Class A (a)	189,089	6,393,099
Discovery Communications, Inc. (a)(b)	57,220	1,933,464
Gannett Co., Inc.	48,072	794,150
Interpublic Group of Cos., Inc. (a)(b)	99,201	825,352
The McGraw-Hill Cos., Inc.	63,585	2,266,805
Meredith Corp.	7,235	248,956

The New York Times Co. Class A (a)	24,016	267,298
News Corp. Class A (b)	455,652	6,565,945
Omnicom Group, Inc. (b)	62,915	2,441,731
Scripps Networks Interactive, Inc. Class A (b)	17,944	795,817
Time Warner Cable, Inc. (b)	71,342	3,803,242
Time Warner, Inc.	232,551	7,271,870
Viacom, Inc. Class B (a)(b)	122,834	4,223,033
The Walt Disney Co. (b)	391,508	13,667,544
The Washington Post Co. Class B	1,252	556,114

		64,754,378

Multiline Retail — 1.9%
Big Lots, Inc. (a)	16,913	615,972
Family Dollar Stores, Inc. (b)	28,170	1,031,304
J.C. Penney Co., Inc. (b)	47,931	1,541,940
Kohl’s Corp. (a)	61,809	3,385,897
Macy’s, Inc. (b)	84,900	1,848,273
Nordstrom, Inc.	33,577	1,371,620
Sears Holdings Corp. (a)	9,879	1,071,180
Target Corp. (b)	152,083	7,999,566
Wal-Mart Stores, Inc.	431,047	23,966,213

		42,831,965

Specialty Retail — 2.0%
Abercrombie & Fitch Co. Class A	17,986	820,881
AutoNation, Inc. (a)	18,691	337,933
AutoZone, Inc. (a)(b)	6,045	1,046,329
Bed Bath & Beyond, Inc. (a)(b)	53,101	2,323,700
Best Buy Co., Inc.	69,076	2,938,493
GameStop Corp. Class A (a)(b)	33,806	740,690
The Gap, Inc.	96,430	2,228,497
The Home Depot, Inc.	343,649	11,117,045
Limited Brands, Inc. (b)	54,351	1,338,122
Lowe’s Cos., Inc.	297,601	7,213,848
O’Reilly Automotive, Inc. (a)(b)	27,733	1,156,744
Office Depot, Inc. (a)(b)	56,343	449,617
RadioShack Corp.	25,018	566,157
Ross Stores, Inc. (b)	24,939	1,333,488
The Sherwin-Williams Co. (b)	18,711	1,266,361
Staples, Inc. (b)	146,968	3,437,582
The TJX Cos., Inc. (b)	84,950	3,612,074
Tiffany & Co.	25,327	1,202,779
Urban Outfitters, Inc. (a)	26,177	995,511

		44,125,851

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc. (b)	63,666	2,516,080
NIKE, Inc. Class B	78,843	5,794,961
Polo Ralph Lauren Corp.	11,591	985,699
VF Corp. (b)	17,969	1,440,215

		10,736,955

Total Consumer Discretionary		239,796,525

Consumer Staples — 9.8%
Beverages — 2.5%
Brown-Forman Corp. Class B (b)	22,094	1,313,488
The Coca-Cola Co.	465,673	25,612,015
Coca-Cola Enterprises, Inc.	64,362	1,780,253
Constellation Brands, Inc. (a)	40,667	668,565
Dr Pepper Snapple Group, Inc.	51,155	1,799,121
Molson Coors Brewing Co. Class B	31,860	1,340,032
PepsiCo, Inc. (b)	329,941	21,828,897

		54,342,371

Food & Staples Retailing — 1.5%
CVS Caremark Corp. (b)	281,046	10,275,042
Costco Wholesale Corp.	88,626	5,291,858

The Kroger Co.	131,608	2,850,629
SUPERVALU, Inc. (b)	43,040	717,907
Safeway, Inc.	78,839	1,959,938
Sysco Corp. (b)	119,857	3,535,782
Walgreen Co. (b)	199,192	7,388,031
Whole Foods Market, Inc. (a)	34,424	1,244,428

		33,263,615

Food Products — 1.6%
Archer Daniels Midland Co.	130,127	3,760,670
Campbell Soup Co. (b)	38,321	1,354,647
ConAgra Foods, Inc. (b)	89,353	2,240,080
Dean Foods Co. (a)(b)	36,292	569,421
General Mills, Inc.	66,468	4,705,270
H.J. Heinz Co.	63,738	2,907,090
The Hershey Co. (b)	33,465	1,432,637
Hormel Foods Corp. (b)	14,191	596,164
The J.M. Smucker Co.	23,938	1,442,504
Kellogg Co. (b)	51,553	2,754,477
Kraft Foods, Inc. Class A	350,578	10,601,479
McCormick & Co., Inc. (b)	26,655	1,022,486
Sara Lee Corp. (b)	140,421	1,956,064
Tyson Foods, Inc. Class A (b)	61,941	1,186,170

		36,529,159

Household Products — 2.4%
Colgate-Palmolive Co. (b)	99,809	8,509,715
The Clorox Co.	28,426	1,823,244
Kimberly-Clark Corp.	84,098	5,288,082
The Procter & Gamble Co.	586,712	37,121,268

		52,742,309

Personal Products — 0.3%
Avon Products, Inc. (b)	86,546	2,931,313
The Estee Lauder Cos., Inc. Class A	24,028	1,558,696
Mead Johnson Nutrition Co.	41,182	2,142,700

		6,632,709

Tobacco — 1.5%
Altria Group, Inc. (b)	419,869	8,615,712
Lorillard, Inc.	31,370	2,360,279
Philip Morris International, Inc.	380,019	19,821,791
Reynolds American, Inc. (b)	34,302	1,851,622

		32,649,404

Total Consumer Staples		216,159,567

Energy — 10.5%
Energy Equipment & Services — 1.7%
BJ Services Co.	59,107	1,264,890
Baker Hughes, Inc. (b)	62,874	2,945,018
Cameron International Corp. (a)	49,232	2,110,084
Diamond Offshore Drilling, Inc. (b)	14,037	1,246,626
FMC Technologies, Inc. (a)(b)	24,763	1,600,433
Halliburton Co.	182,600	5,501,738
Helmerich & Payne, Inc.	21,307	811,371
Nabors Industries Ltd. (a)	57,259	1,123,994
National Oilwell Varco, Inc.	84,645	3,434,894
Rowan Cos., Inc. (a)(b)	23,256	676,982
Schlumberger Ltd.	241,775	15,343,041
Smith International, Inc.	50,034	2,142,456

		38,201,527

Oil, Gas & Consumable Fuels — 8.8%
Anadarko Petroleum Corp.	99,492	7,246,002
Apache Corp.	68,039	6,905,959
Cabot Oil & Gas Corp. (b)	20,805	765,624
Chesapeake Energy Corp.	131,403	3,106,367
Chevron Corp.	405,646	30,760,136

ConocoPhillips	300,172	15,359,801
CONSOL Energy, Inc.	36,462	1,555,469
Denbury Resources, Inc. (a)(b)	79,884	1,347,643
Devon Energy Corp.	90,142	5,807,849
EOG Resources, Inc. (b)	51,103	4,749,513
El Paso Corp.	141,094	1,529,459
Exxon Mobil Corp.	953,586	63,871,190
Hess Corp.	58,719	3,672,873
Marathon Oil Corp. (b)	143,207	4,531,070
Massey Energy Co.	19,194	1,003,654
Murphy Oil Corp.	38,677	2,173,261
Noble Energy, Inc.	35,151	2,566,023
Occidental Petroleum Corp. (b)	164,073	13,870,731
Peabody Energy Corp.	54,337	2,483,201
Pioneer Natural Resources Co. (b)	23,223	1,307,919
Range Resources Corp. (b)	32,021	1,500,824
Southwestern Energy Co. (a)	69,753	2,840,342
Spectra Energy Corp. (b)	131,122	2,954,179
Sunoco, Inc.	23,728	704,959
Tesoro Corp. (b)	28,979	402,808
Valero Energy Corp. (b)	114,054	2,246,864
The Williams Cos., Inc.	118,051	2,726,978
XTO Energy, Inc.	117,681	5,552,190

		193,542,888

Total Energy		231,744,415

Financials — 16.0%
Capital Markets — 2.6%
Ameriprise Financial, Inc.	51,465	2,334,452
The Bank of New York Mellon Corp. (b)	243,747	7,526,907
The Charles Schwab Corp. (b)	197,105	3,683,893
E*TRADE Financial Corp. (a)	317,907	524,547
Federated Investors, Inc. Class B (b)	18,116	477,900
Franklin Resources, Inc.	30,032	3,330,549
The Goldman Sachs Group, Inc.	106,243	18,128,243
Invesco Ltd.	86,311	1,891,074
Janus Capital Group, Inc. (b)	36,685	524,229
Legg Mason, Inc.	32,929	944,075
Morgan Stanley	282,146	8,264,056
Northern Trust Corp.	48,967	2,705,916
State Street Corp.	100,209	4,523,434
T Rowe Price Group, Inc.	52,195	2,867,071

		57,726,346

Commercial Banks — 3.0%
BB&T Corp.	139,348	4,513,482
Comerica, Inc. (b)	35,146	1,336,954
Fifth Third Bancorp	161,158	2,190,137
First Horizon National Corp. (a)(b)	45,053	632,992
Huntington Bancshares, Inc.	145,740	782,624
KeyCorp	178,242	1,381,376
M&T Bank Corp. (b)	16,746	1,329,297
Marshall & Ilsley Corp.	105,640	850,402
PNC Financial Services Group, Inc. (c)	104,439	6,235,008
Regions Financial Corp.	241,386	1,894,880
SunTrust Banks, Inc.	101,133	2,709,353
U.S. Bancorp	386,715	10,008,184
Wells Fargo & Co.	1,046,055	32,553,232
Zions BanCorp.	30,114	657,087

		67,075,008

Consumer Finance — 0.8%
American Express Co.	241,533	9,965,652
Capital One Financial Corp.	91,797	3,801,314
Discover Financial Services (b)	109,387	1,629,866

SLM Corp. (a)	97,448	1,220,049

		16,616,881

Diversified Financial Services — 4.5%
Bank of America Corp.	2,025,622	36,157,353
CME Group, Inc.	13,460	4,254,840
Citigroup, Inc. (a)	3,966,653	16,064,945
IntercontinentalExchange, Inc. (a)(b)	14,838	1,664,527
JPMorgan Chase & Co.	802,215	35,899,121
Leucadia National Corp. (a)(b)	38,525	955,805
Moody’s Corp. (b)	39,532	1,176,077
The NASDAQ OMX Group, Inc. (a)	29,596	625,067
NYSE Euronext (b)	52,506	1,554,703

		98,352,438

Insurance — 3.8%
Aon Corp. (b)	54,084	2,309,928
Aflac, Inc. (b)	94,768	5,144,955
The Allstate Corp.	108,168	3,494,908
American International Group, Inc. (a)(b)	27,346	933,592
Assurant, Inc.	23,345	802,601
Berkshire Hathaway, Inc. Class B (a)(b)	334,166	27,157,671
Chubb Corp. (b)	66,517	3,448,906
Cincinnati Financial Corp. (b)	32,753	946,562
Genworth Financial, Inc. Class A (a)	98,401	1,804,674
Hartford Financial Services Group, Inc.	89,580	2,545,864
Lincoln National Corp.	61,225	1,879,607
Loews Corp.	71,877	2,679,575
Marsh & McLennan Cos., Inc.	107,231	2,618,581
MetLife, Inc.	165,610	7,177,537
Principal Financial Group, Inc. (b)	64,851	1,894,298
The Progressive Corp.	135,129	2,579,613
Prudential Financial, Inc.	93,803	5,675,081
Torchmark Corp.	16,618	889,229
The Travelers Cos., Inc. (b)	103,870	5,602,748
Unum Group	67,469	1,671,207
XL Capital Ltd. Class A	68,778	1,299,904

		82,557,041

Real Estate Investment Trusts (REITs) — 1.2%
Apartment Investment & Management Co.	24,068	443,092
AvalonBay Communities, Inc.	16,401	1,416,226
Boston Properties, Inc.	27,987	2,111,339
Equity Residential	56,776	2,222,781
HCP, Inc. (b)	59,581	1,966,173
Health Care REIT, Inc.	24,848	1,123,875
Host Hotels & Resorts, Inc. (b)	131,469	1,926,021
Kimco Realty Corp.	81,521	1,274,989
Plum Creek Timber Co., Inc. (b)	32,756	1,274,536
ProLogis	95,351	1,258,633
Public Storage	27,489	2,528,713
Simon Property Group, Inc.	58,493	4,907,563
Ventas, Inc. (b)	31,855	1,512,475
Vornado Realty Trust (b)	31,820	2,408,774

		26,375,190

Real Estate Management & Development — 0.0%
CB Richard Ellis Group, Inc. Class A (a)	54,190	858,912

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	95,265	1,348,952
People’s United Financial, Inc.	75,648	1,183,135

		2,532,087

Total Financials		352,093,903

Health Care — 11.8%
Biotechnology — 1.5%
Amgen, Inc. (a)(b)	197,913	11,827,281

Biogen Idec, Inc. (a)	54,479	3,124,915
Celgene Corp. (a)(b)	92,955	5,759,492
Cephalon, Inc. (a)(b)	15,137	1,025,986
Genzyme Corp. (a)	53,824	2,789,698
Gilead Sciences, Inc. (a)(b)	182,311	8,291,504

		32,818,876

Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	121,849	7,091,612
Becton Dickinson & Co.	47,703	3,755,657
Boston Scientific Corp. (a)(b)	306,299	2,211,479
C.R. Bard, Inc. (b)	19,416	1,681,814
CareFusion Corp. (a)	35,572	940,168
DENTSPLY International, Inc. (b)	29,956	1,043,967
Hospira, Inc. (a)	32,998	1,869,337
Intuitive Surgical, Inc. (a)	7,846	2,731,428
Medtronic, Inc.	223,266	10,053,668
St. Jude Medical, Inc. (a)(b)	65,925	2,706,221
Stryker Corp.	57,254	3,276,074
Varian Medical Systems, Inc. (a)(b)	24,916	1,378,602
Zimmer Holdings, Inc. (a)(b)	43,112	2,552,230

		41,292,257

Health Care Providers & Services — 2.1%
Aetna, Inc. (b)	87,297	3,064,998
AmerisourceBergen Corp. (b)	57,316	1,657,579
CIGNA Corp.	55,622	2,034,653
Cardinal Health, Inc.	73,226	2,638,333
Coventry Health Care, Inc. (a)(b)	30,271	748,299
DaVita, Inc. (a)	20,804	1,318,973
Express Scripts, Inc. (a)	55,633	5,661,214
Humana, Inc. (a)	34,253	1,602,013
Laboratory Corp. of America Holdings (a)(b)	21,252	1,608,989
McKesson Corp.	54,306	3,568,990
Medco Health Solutions, Inc. (a)	93,844	6,058,568
Patterson Cos., Inc. (b)	18,873	586,006
Quest Diagnostics, Inc. (b)	30,493	1,777,437
Tenet Healthcare Corp. (a)	89,297	510,779
UnitedHealth Group, Inc. (a)	234,013	7,645,205
WellPoint, Inc. (a)	89,784	5,780,294

		46,262,330

Life Sciences Tools & Services — 0.4%
Life Technologies Corp. (a)	36,406	1,902,942
Millipore Corp. (a)(b)	11,259	1,188,950
PerkinElmer, Inc.	23,493	561,483
Thermo Fisher Scientific, Inc. (a)	82,714	4,254,808
Waters Corp. (a)(b)	19,024	1,284,881

		9,193,064

Pharmaceuticals — 5.9%
Abbott Laboratories	313,447	16,512,388
Allergan, Inc.	62,224	4,064,472
Bristol-Myers Squibb Co.	346,235	9,244,475
Eli Lilly & Co. (b)	204,770	7,416,769
Forest Laboratories, Inc. (a)(b)	60,874	1,909,009
Johnson & Johnson	555,880	36,243,376
King Pharmaceuticals, Inc. (a)	50,653	595,679
Merck & Co., Inc.	628,982	23,492,478
Mylan, Inc. (a)(b)	61,932	1,406,476
Pfizer, Inc.	1,630,290	27,959,473
Watson Pharmaceuticals, Inc. (a)(b)	21,716	907,077

		129,751,672

Total Health Care		259,318,199

Industrials — 10.2%
Aerospace & Defense — 2.9%

The Boeing Co. (b)	152,786	11,093,791
General Dynamics Corp.	78,006	6,022,063
Goodrich Corp.	25,169	1,774,918
Honeywell International, Inc. (b)	154,261	6,983,395
ITT Corp. (b)	36,867	1,976,440
L-3 Communications Holdings, Inc.	23,430	2,146,891
Lockheed Martin Corp. (b)	63,784	5,308,105
Northrop Grumman Corp. (b)	61,271	4,017,539
Precision Castparts Corp. (b)	28,566	3,619,598
Raytheon Co.	76,700	4,381,104
Rockwell Collins, Inc. (b)	31,652	1,981,099
United Technologies Corp. (b)	189,223	13,928,705

		63,233,648

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc. (b)	33,785	1,886,892
Expeditors International of Washington, Inc. (b)	43,037	1,588,926
FedEx Corp. (b)	63,274	5,909,792
United Parcel Service, Inc. Class B (b)	200,637	12,923,029

		22,308,639

Airlines — 0.1%
Southwest Airlines Co. (b)	150,333	1,987,402

Building Products — 0.1%
Masco Corp.	72,068	1,118,496

Commercial Services & Supplies — 0.5%
Avery Dennison Corp. (b)	22,865	832,515
Cintas Corp. (b)	26,331	739,638
Iron Mountain, Inc.	36,926	1,011,772
Pitney Bowes, Inc. (b)	42,240	1,032,768
R.R. Donnelley & Sons Co.	41,233	880,325
Republic Services, Inc.	65,120	1,889,782
Stericycle, Inc. (a)(b)	17,183	936,474
Waste Management, Inc. (b)	98,180	3,380,337

		10,703,611

Construction & Engineering — 0.2%
Fluor Corp.	36,274	1,687,104
Jacobs Engineering Group, Inc. (a)(b)	25,372	1,146,560
Quanta Services, Inc. (a)(b)	42,117	806,962

		3,640,626

Electrical Equipment — 0.5%
Emerson Electric Co. (b)	152,124	7,657,922
First Solar, Inc. (a)(b)	9,839	1,206,754
Rockwell Automation, Inc. (b)	28,734	1,619,448
Roper Industries, Inc. (b)	18,817	1,088,375

		11,572,499

Industrial Conglomerates — 2.4%
3M Co.	143,662	12,005,833
General Electric Co.	2,154,444	39,210,881
Textron, Inc. (b)	54,796	1,163,319

		52,380,033

Machinery — 1.6%
Caterpillar, Inc. (b)	126,026	7,920,734
Cummins, Inc. (b)	40,565	2,513,002
Danaher Corp. (b)	52,838	4,222,285
Deere & Co. (b)	85,653	5,092,927
Dover Corp. (b)	37,782	1,766,309
Eaton Corp. (b)	33,512	2,539,204
Flowserve Corp.	11,217	1,236,899
Illinois Tool Works, Inc. (b)	78,159	3,701,610
PACCAR, Inc. (b)	73,407	3,181,459
Pall Corp.	23,852	965,767
Parker Hannifin Corp.	32,382	2,096,411
Snap-on, Inc.	11,836	512,972

		35,749,579

Professional Services — 0.1%
Dun & Bradstreet Corp. (b)	10,410	774,712
Equifax, Inc. (b)	25,348	907,459
Monster Worldwide, Inc. (a)(b)	25,836	429,136
Robert Half International, Inc. (b)	30,282	921,481

		3,032,788

Road & Rail — 0.7%
CSX Corp. (b)	78,927	4,017,384
Norfolk Southern Corp. (b)	74,613	4,170,121
Ryder System, Inc.	10,998	426,283
Union Pacific Corp.	102,124	7,485,689

		16,099,477

Trading Companies & Distributors — 0.1%
Fastenal Co. (b)	26,670	1,279,893
W.W. Grainger, Inc. (b)	12,508	1,352,365

		2,632,258

Total Industrials		224,459,056

Information Technology — 18.2%
Communications Equipment — 2.4%
Cisco Systems, Inc. (a)	1,156,606	30,106,454
Harris Corp. (b)	26,328	1,250,317
JDS Uniphase Corp. (a)(b)	44,612	558,988
Juniper Networks, Inc. (a)(b)	106,277	3,260,578
Motorola, Inc. (a)	467,653	3,282,924
QUALCOMM, Inc.	339,244	14,244,856
Tellabs, Inc.	76,840	581,679

		53,285,796

Computers & Peripherals — 5.6%
Apple, Inc. (a)	183,102	43,016,153
Dell, Inc. (a)	348,287	5,227,788
EMC Corp. (a)(b)	414,227	7,472,655
Hewlett-Packard Co. (b)	475,565	25,276,280
International Business Machines Corp. (b)	262,399	33,652,672
Lexmark International, Inc. Class A (a)(b)	15,605	563,028
NetApp, Inc. (a)	69,418	2,260,250
QLogic Corp. (a)(b)	23,399	475,000
SanDisk Corp. (a)(b)	46,009	1,593,292
Teradata Corp. (a)	33,949	980,786
Western Digital Corp. (a)	46,021	1,794,359

		122,312,263

Electronic Equipment, Instruments & Components — 0.6%
Agilent Technologies, Inc. (a)	70,266	2,416,448
Amphenol Corp. Class A	34,849	1,470,279
Corning, Inc.	314,499	6,356,025
FLIR Systems, Inc. (a)	30,683	865,261
Jabil Circuit, Inc. (b)	39,243	635,344
Molex, Inc. (b)	27,761	579,094

		12,322,451

Internet Software & Services — 1.8%
Akamai Technologies, Inc. (a)(b)	34,970	1,098,408
eBay, Inc. (a)(b)	228,009	6,144,843
Google, Inc. Class A (a)	48,794	27,666,686
VeriSign, Inc. (a)	37,352	971,525
Yahoo!, Inc. (a)(b)	240,848	3,981,217

		39,862,679

IT Services — 1.4%
Automatic Data Processing, Inc. (b)	101,987	4,535,362
Cognizant Technology Solutions Corp. Class A (a)(b)	59,976	3,057,577
Computer Sciences Corp. (a)	31,043	1,691,533
Fidelity National Information Services, Inc.	66,377	1,555,877
Fiserv, Inc. (a)(b)	30,920	1,569,499

MasterCard, Inc. Class A	19,467	4,944,618
Paychex, Inc. (b)	65,259	2,003,451
SAIC, Inc. (a)(b)	61,253	1,084,178
Total System Services, Inc. (b)	39,638	620,731
Visa, Inc. Class A (b)	90,238	8,214,365
The Western Union Co. (b)	138,369	2,346,738

		31,623,929

Office Electronics — 0.1%
Xerox Corp.	273,683	2,668,409

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc. (a)	114,752	1,063,751
Altera Corp. (b)	59,822	1,454,273
Analog Devices, Inc.	59,921	1,726,923
Applied Materials, Inc.	270,769	3,649,966
Broadcom Corp. Class A	87,311	2,896,979
Intel Corp.	1,115,941	24,840,847
KLA-Tencor Corp. (b)	34,633	1,070,853
LSI Corp. (a)	133,993	820,037
Linear Technology Corp. (b)	45,408	1,284,138
MEMC Electronic Materials, Inc. (a)(b)	45,504	697,576
Microchip Technology, Inc. (b)	36,996	1,041,807
Micron Technology, Inc. (a)	172,449	1,791,745
NVIDIA Corp. (a)	111,702	1,941,381
National Semiconductor Corp.	47,635	688,326
Novellus Systems, Inc. (a)(b)	19,704	492,600
Teradyne, Inc. (a)(b)	35,964	401,718
Texas Instruments, Inc. (b)	251,127	6,145,078
Xilinx, Inc. (b)	55,940	1,426,470

		53,434,468

Software — 3.9%
Adobe Systems, Inc. (a)	105,677	3,737,795
Autodesk, Inc. (a)	46,621	1,371,590
BMC Software, Inc. (a)(b)	37,049	1,407,862
CA, Inc.	79,559	1,867,250
Citrix Systems, Inc. (a)(b)	37,151	1,763,558
Compuware Corp. (a)(b)	45,978	386,215
Electronic Arts, Inc. (a)(b)	66,073	1,232,922
Intuit, Inc. (a)(b)	63,631	2,185,089
McAfee, Inc. (a)	31,920	1,280,950
Microsoft Corp. (b)	1,541,219	45,111,480
Novell, Inc. (a)(b)	71,638	429,112
Oracle Corp.	789,694	20,287,239
Red Hat, Inc. (a)	37,914	1,109,743
Salesforce.com, Inc. (a)(b)	22,290	1,659,490
Symantec Corp. (a)	163,295	2,762,951

		86,593,246

Total Information Technology		402,103,241

Materials — 3.4%
Chemicals — 1.8%
Air Products & Chemicals, Inc.	42,946	3,175,857
Airgas, Inc.	16,738	1,064,871
CF Industries Holdings, Inc.	9,918	904,323
The Dow Chemical Co. (b)	232,105	6,863,345
EI du Pont de Nemours & Co. (b)	182,753	6,805,722
Eastman Chemical Co. (b)	14,579	928,391
Ecolab, Inc.	47,900	2,105,205
FMC Corp. (b)	14,707	890,362
International Flavors & Fragrances, Inc. (b)	16,142	769,489
Monsanto Co.	110,282	7,876,340
PPG Industries, Inc.	33,619	2,198,683
Praxair, Inc.	61,961	5,142,763
Sigma-Aldrich Corp. (b)	24,499	1,314,616

		40,039,967

Construction Materials — 0.1%
Vulcan Materials Co. (b)	25,402	1,199,990

Containers & Packaging — 0.2%
Ball Corp.	19,117	1,020,465
Bemis Co., Inc.	21,885	628,537
Owens-Illinois, Inc. (a)(b)	33,877	1,203,989
Pactiv Corp. (a)(b)	27,082	681,925
Sealed Air Corp. (b)	32,383	682,634

		4,217,550

Metals & Mining — 1.1%
AK Steel Holding Corp.	21,927	501,251
Alcoa, Inc. (b)	205,629	2,928,157
Allegheny Technologies, Inc. (b)	19,986	1,079,044
Cliffs Natural Resources, Inc. (b)	27,217	1,931,046
Freeport-McMoRan Copper & Gold, Inc. (b)	86,879	7,257,872
Newmont Mining Corp.	99,263	5,055,465
Nucor Corp. (b)	63,727	2,891,931
Titanium Metals Corp. (a)	17,538	290,955
United States Steel Corp. (b)	29,088	1,847,670

		23,783,391

Paper & Forest Products — 0.2%
International Paper Co.	87,241	2,147,001
MeadWestvaco Corp. (b)	34,856	890,571
Weyerhaeuser Co. (b)	42,636	1,930,132

		4,967,704

Total Materials		74,208,602

Telecommunication Services — 2.7%
Diversified Telecommunication Services — 2.4%
AT&T, Inc. (b)	1,192,242	30,807,533
CenturyTel, Inc.	60,486	2,144,834
Frontier Communications Corp. (b)	63,960	475,862
Qwest Communications International, Inc.	299,089	1,561,245
Verizon Communications, Inc. (b)	572,947	17,772,816
Windstream Corp. (b)	91,737	999,016

		53,761,306

Wireless Telecommunication Services — 0.3%
American Tower Corp. Class A (a)	81,183	3,459,208
MetroPCS Communications, Inc. (a)(b)	51,907	367,501
Sprint Nextel Corp. (a)	599,609	2,278,514

		6,105,223

Total Telecommunication Services		59,866,529

Utilities — 3.3%
Electric Utilities — 1.7%
Allegheny Energy, Inc.	34,178	786,094
American Electric Power Co., Inc.	96,796	3,308,487
Duke Energy Corp. (b)	264,194	4,311,646
Edison International	65,624	2,242,372
Entergy Corp.	38,295	3,115,298
Exelon Corp. (b)	133,458	5,846,795
FPL Group, Inc.	83,645	4,042,563
FirstEnergy Corp.	61,805	2,415,958
Northeast Utilities	35,718	987,246
PPL Corp. (b)	76,359	2,115,908
Pepco Holdings, Inc. (b)	44,898	770,001
Pinnacle West Capital Corp. (b)	20,328	766,975
Progress Energy, Inc. (b)	57,328	2,256,430
Southern Co. (b)	165,495	5,487,814

		38,453,587

Gas Utilities — 0.2%
EQT Corp.	29,038	1,190,558
Nicor, Inc.	9,098	381,388

Oneok, Inc.	21,306	972,619
Questar Corp.	35,495	1,533,384

		4,077,949

Independent Power Producers & Energy Traders — 0.2%
The AES Corp. (a)	134,486	1,479,346
Constellation Energy Group, Inc.	40,489	1,421,569
NRG Energy, Inc. (a)	25,716	537,464

		3,438,379

Multi-Utilities — 1.2%
Ameren Corp.	47,612	1,241,721
CMS Energy Corp. (b)	46,731	722,461
Centerpoint Energy, Inc. (b)	78,893	1,132,903
Consolidated Edison, Inc. (b)	56,684	2,524,705
DTE Energy Co. (b)	33,526	1,495,260
Dominion Resources, Inc. (b)	121,044	4,976,119
Integrys Energy Group, Inc. (b)	15,325	726,099
NiSource, Inc. (b)	55,518	877,184
PG&E Corp. (b)	74,852	3,175,222
Public Service Enterprise Group, Inc.	102,375	3,022,110
SCANA Corp. (b)	22,356	840,362
Sempra Energy	49,926	2,491,307
TECO Energy, Inc.	43,695	694,314
Wisconsin Energy Corp. (b)	23,491	1,160,690
Xcel Energy, Inc. (b)	91,939	1,949,107

		27,029,564

Total Utilities		72,999,479

Total Long-Term Investments (Cost — $ 2,050,912,391) — 96.8%		2,132,749,516

Short-Term Securities
Money Market Funds — 17.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18% (c)(d)(e)	343,925,790	343,925,790
BlackRock Cash Funds: Prime, SL Agency Shares, 0.16% (c)(d)(e)	51,087,689	51,087,689

		395,013,479

	Par (000)	Value
U.S. Treasury Obligations — 0.3%
U.S. Treasury Bill, 0.14%, 6/24/10 (f)(g)	$7,250	$7,247,716

Total Short-Term Securities
(Cost — $ 402,260,925) — 18.2%		402,261,195

Total Investments
(Cost — $ 2,453,173,316*) — 115.0%		2,535,010,711
Liabilities in Excess of Other Assets — (15.0)%		(331,240,241)

Net Assets — 100.0%		$2,203,770,470

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,507,228,490

Gross unrealized appreciation	$439,748,357
Gross unrealized depreciation	(411,966,136)

Net unrealized appreciation	$27,782,221

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase Cost	Sale Cost	Realized Loss	Income
BlackRock Cash Funds: Institutional	$1,480,111,811	—	—	$166,025
BlackRock Cash Funds: Prime	$246,678,781	—	—	$24,472
PNC Financial Services Group, Inc.	$590,909	—	—	$9,343

(d)	Represents the seven-day yield as of report date.
(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.
(f)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

(g)	Rate shown is the yield to maturity as of the date of purchase.

•

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation
1,211	S&P 500 Index	Chicago	June 2010	$70,552,860	$1,257,251

•	The total notional amounts of open financial futures contracts as of March 31, 2010 was $70,552,860.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Investment Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]:
Common Stocks	$2,132,749,516	—	—	$2,132,749,516
Short-Term Securities:
Money Market Funds	395,013,479	—	—	395,013,479
U.S. Government Obligations	—	$7,247,716	—	7,247,716

Total	$2,527,762,995	$7,247,716	—	$2,535,010,711

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity contracts	$1,257,251	—	—	$1,257,251

Total	$1,257,251	—	—	$1,257,251

[1]	See above Schedule of Investments for values in each sector and industry.
[2]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts, options purchased and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options purchased and options written are shown at value.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BB&T Funds

By (Signature and Title)	/s/ E.G. PURCELL, III
E.G. Purcell, III, President
(principal executive officer)

Date 5/24/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ E.G. PURCELL, III
E.G. Purcell, III, President
(principal executive officer)

Date 5/24/10

By (Signature and Title)	/s/ ANDREW J. MCNALLY
Andrew J. McNally, Treasurer
(principal financial officer)

Date 5/24/10